Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
May 31, 2012
Pension Benefits, U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	$ (15,930)
Prior service (costs)	(348)
Pension Benefits, Non-U.S. Plans
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(2,769)
Prior service (costs)	$ (9)